Income taxes - Expiry of tax losses and unused tax credits (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Expiry of tax losses carried forward and unused tax credits
Tax losses carried forward, Recognized	€ 3,909	€ 4,045
Tax losses carried forward, Unrecognized	18,609	18,757
Total tax losses carried forward	22,518	22,802
Tax credits, Recognized	501	464
Tax credits, Unrecognized	101	108
Total tax credits	602	572
Undistributed earnings for which no deferred tax liability has been recognized	1,104	709
Within 10 years
Expiry of tax losses carried forward and unused tax credits
Tax losses carried forward, Recognized	2,181	2,195
Tax losses carried forward, Unrecognized	1,609	1,698
Total tax losses carried forward	3,790	3,893
Tax credits, Recognized	251	249
Tax credits, Unrecognized	88	92
Total tax credits	339	341
Thereafter
Expiry of tax losses carried forward and unused tax credits
Tax losses carried forward, Recognized		353
Tax losses carried forward, Unrecognized	6	58
Total tax losses carried forward	6	411
Tax credits, Recognized	237	204
Tax credits, Unrecognized	2	5
Total tax credits	239	209
No expiry
Expiry of tax losses carried forward and unused tax credits
Tax losses carried forward, Recognized	1,728	1,497
Tax losses carried forward, Unrecognized	16,994	17,001
Total tax losses carried forward	18,722	18,498
Tax credits, Recognized	13	11
Tax credits, Unrecognized	11	11
Total tax credits	€ 24	€ 22